March 3, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    TFS Capital Investment Trust
File No. 333-113652

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the  forms  of  Prospectus  and  Statements  of  Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent  amendment to TFS Capital Investment Trust’s registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Vice President

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